Note 12 - Equity Method Investment	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
12.	EQUITY METHOD INVESTMENT

In June 2015, the Group paid $307,996 to acquire 20% of an investee's the equity interest. In December 2015, the Group entered a contractual arrangement with a third party to transfer its 15% equity interests in Aishang (Beijing) Fortune Technology Co., Ltd. ("CFO Aishang"), which was previously owned 55% equity interests by the Group. The remaining 40% equity interests in CFO Aishang was recorded as equity method investment at the disposal date, as the Group lost control over CFO Aishang. The fair value of the retained noncontrolling investment of $985,586 was recognized in the consolidated balance sheets, based on the valuation performed by a third party. (Note 13)

The Group recognized a loss from equity method investment of $66,970 in the consolidated statement of comprehensive income for the year ended December 31, 2015. The carrying balance of equity method investment was $1,228,269 as of December 31, 2015.

The following table presents changes in equity method investment for the twelve-month period ended December 31, 2015:

December 31, 2015
Beginning balance	$-
Acquisitions	307,996
Equity method investment losses	(66,970)
Fair value adjustment of retained noncontrolling investment	985,586
Exchange difference	1,657
Ending balance	$1,228,269